Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	IFRS 16 initial application	Adjustment for IFRIC Agenda Decision	Balance at April 1, 2019	Subordinate voting shares	Share capital	Share capital Balance at April 1, 2019	Share capital Multiple voting shares	Share capital Multiple voting shares Balance at April 1, 2019	Share capital Subordinate voting shares	Share capital Subordinate voting shares Balance at April 1, 2019	Contributed surplus	Contributed surplus Balance at April 1, 2019	Retained earnings	Retained earnings IFRS 16 initial application	Retained earnings Adjustment for IFRIC Agenda Decision	Retained earnings Balance at April 1, 2019	Retained earnings Subordinate voting shares	Accumulated other comprehensive (loss) income	Accumulated other comprehensive (loss) income Balance at April 1, 2019
Shareholders’ equity, beginning balance at Mar. 31, 2019	$ 399.1		$ (18.9)	$ 380.2		$ 112.6	$ 112.6	$ 1.4	$ 1.4	$ 111.2	$ 111.2	$ 9.2	$ 9.2	$ 279.7		$ (18.9)	$ 260.8		$ (2.4)	$ (2.4)
Normal course issuer bid purchase of subordinate voting shares	(38.7)				$ (38.7)	(1.6)				(1.6)				(37.1)				$ (37.1)
Exercise of stock options	2.4					3.7		0.0		3.7		(1.3)
Net income	148.0													148.0
Other comprehensive income (loss)	2.5																		2.5
Share-based payment	7.8											7.8
Shareholders’ equity, ending balance at Mar. 29, 2020	497.3	$ (4.9)				114.7		1.4		113.3		15.7		366.8	$ (4.9)				0.1
Exercise of stock options	4.0					5.8		0.0		5.8		(1.8)
Net income	70.3													70.3
Other comprehensive income (loss)	(5.3)																		(5.3)
Share-based payment	11.3											11.3
Shareholders’ equity, ending balance at Mar. 28, 2021	577.6					120.5		1.4		119.1		25.2		437.1					(5.2)
Normal course issuer bid purchase of subordinate voting shares	(253.2)				$ (253.2)	(11.9)				(11.9)				(241.3)				$ (241.3)
Exercise of stock options	7.1					9.9		0.0		9.9		(2.8)
Net income	94.6													94.6
Other comprehensive income (loss)	(12.0)																		(12.0)
Share-based payment	14.0											14.0
Deferred tax on share-based payment	(0.2)											(0.2)
Shareholders’ equity, ending balance at Apr. 03, 2022	$ 427.9					$ 118.5		$ 1.4		$ 117.1		$ 36.2		$ 290.4					$ (17.2)